ORGANIZATION AND NATURE OF OPERATIONS (Tables)	12 Months Ended
Oct. 31, 2023
ORGANIZATION AND NATURE OF OPERATIONS
Summary of subsidiaries, VIE and VIE's subsidiaries

Name	Background	Ownership
Subsidiaries:
TRX HK	A Hong Kong company	100% owned by TRX
Incorporated on March 20, 2019
TRX BJ	A PRC limited liability company and a wholly foreign owned enterprise	100% owned by TRX HK
Incorporated on April 30, 2019
VIE:
TRX ZJ	A PRC limited liability company	VIE
Incorporated on January 18, 2010
Insurance products brokerage service and insurance related risk management service provider
VIE's subsidiaries:
NDB Technology	A PRC limited liability company	100% owned by TRX ZJ
Incorporated on December 1, 2016
TYDW Technology	A PRC limited liability company	100% owned by TRX ZJ
Incorporated on December 12, 2016
Hengbang Insurance	A PRC limited liability company	99.8% owned by TRX ZJ
Incorporated on October 27, 2015